Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 26. Subsequent events

Beyondsoft Acquisition

On April 3, 2026, Nuvini entered into a Share Purchase Agreement (the “SPA”) with Beyondsoft International (Singapore) Pte. Ltd. (the “Seller”) to acquire 51% of the total equity interest (the “Sold Shares”) in a newly established Singapore holding company (the “Target Company”). The Target Company will hold the Beyondsoft IT consulting and services business (the “Target Group”), which operates across the United States, the United Kingdom, Brazil, Costa Rica, and China.

The Target Group provides IT consulting and services, with operations conducted through several subsidiaries including Beyondsoft Consulting Inc. (United States), Beyondsoft Consulting (UK) Limited (United Kingdom), Beyondsoft Technology Brasil Limitada (Brazil), BeyondExpect Technology Costa Rica Sociedad Anonima (Costa Rica), and Beyondsoft (Suzhou) Co., Ltd. (China).

The agreed enterprise value for the entire Target Group is US$158,250,000.

The Final Purchase Price is subject to a post-closing adjustment mechanism based on the actual net working capital and net debt of the Target Group as of the Closing Date.

The Final Purchase Price is payable in two installments: (i) 50% on or prior to December 31, 2026, and (ii) the remaining 50% on or prior to December 31, 2029. The Final Purchase Price bears simple interest at 8% per annum, computed on a 360-day basis, from the Closing Date. Interest on the unpaid balance is payable quarterly commencing March 31, 2027.

As security for the payment of the Final Purchase Price and accrued interest, the Company will pledge all of the Sold Shares to the Seller pursuant to a Share Charge Agreement to be executed at Closing.

The completion of the acquisition is subject to several conditions precedent, including: (i) approval by the shareholders of Beyondsoft Corporation, the ultimate parent of the Seller; (ii) completion of the pre-closing restructuring of the Target Group; (iii) the assignment to a Target Group Company of the Master Services Agreement between Beyondsoft Corporation and Microsoft Corporation, or the entrance into a similar agreement; and (iv) execution of a definitive Shareholders Agreement based on the agreed key terms. If the conditions are not satisfied by the Outside Date (approximately October 3, 2026), either party may terminate the SPA.

The Seller retains a 49% interest in the Target Company, along with significant protective rights including a call option that may be exercised upon the occurrence of specified triggering events (including payment default, material breach, delisting, change of control, or insolvency of the Company), a right of first refusal, drag-along rights (exercisable after three years or upon a deadlock), and pre-emptive rights.

As at the date of authorization of these financial statements, the acquisition has not yet closed. The initial accounting for the business combination is therefore incomplete, and the Company is unable to provide certain disclosures ordinarily required by IFRS 3 Business Combinations, including:

●	the acquisition-date fair value of the total consideration transferred;

●	the amounts recognized at the acquisition date for each major class of assets acquired and liabilities assumed;

●	the amount of goodwill or gain on a bargain purchase;

●	a description of the factors that make up any goodwill recognized;

●	the fair value and gross contractual amounts of acquired receivables;

●	the amount of the non-controlling interest in the acquiree;

●	pro forma revenue and profit or loss of the combined entity as if the acquisition had been completed at the beginning of the reporting period.

The primary reasons for the acquisition include expanding the Company’s capabilities in the IT consulting and services sector, diversifying its revenue base across multiple geographies, and leveraging an established relationship with a major technology customer.

This event is a non-adjusting event after the reporting period. Accordingly, no adjustments have been made to the consolidated financial statements as at December 31, 2025.

Nuvini estimates transaction costs related to this acquisition will amount to approximately US$0.3 million, which will be recognized as an expense in the period in which they are incurred, in accordance with IFRS 3.